SHARE CAPITAL - Narrative (Details) - CAD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Dec. 01, 2025	Jun. 30, 2025	Jun. 28, 2025	Jan. 08, 2025	Dec. 31, 2025	Dec. 31, 2024	May 14, 2025
Disclosure of classes of share capital [line items]
Maximum number of preference shares issuable as a percentage of ordinary shares issued and outstanding					254,850,850
Percentage of outstanding shares to be repurchased, maximum							5.00%
Number of shares authorized to be repurchased							29,000,000
Preferred shares redemption					$ 451	$ 0
Series 22 preferred share
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares (in shares)				1,000,000
Redemption price, per share (in CAD per share)				$ 25.50
Financial liabilities				$ 26
Class A Series 19 Preference Shares
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares (in shares)		8,000,000
Redemption price, per share (in CAD per share)		$ 25.00
Preferred shares redemption		$ 200
Series 9 preferred share
Disclosure of classes of share capital [line items]
Redemption price, per share (in CAD per share)	$ 25.00
Preferred shares redemption	$ 225
2021-A Class A Preferred Shares
Disclosure of classes of share capital [line items]
Stock redeemed during period, shares (in shares)			600,000